SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Earnings (losses) per share, Segment and geography information (Details) ¥ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Segment Reporting, Revenue Reconciling Item [Line Items]
Number of operating segments | segment		2	2
Number of reportable segments | segment		2	2
Total revenues		¥ 12,785	$ 2,006	¥ 10,196	¥ 11,212
Operating costs and expenses		13,607	2,135	11,925	9,236
Goodwill impairment loss		0		437	0
Other operating income, net		986	155	480	132
Interest income		89	14	119	160
Interest expense		405	64	533	315
Other income (expense), net		157	25	(89)	331
Unrealized loss from fair value changes of equity securities		(96)	(15)	(265)	316
Foreign exchange gain (loss)		(317)	(50)	175	(35)
Income (loss) before income taxes		(408)	(64)	(2,279)	2,565
Income tax expense (benefit)		12	2	(215)	640
Loss from equity method investments		(60)	(9)	(140)	(164)
Net loss attributable to noncontrolling interest		(15)	(2)	(12)	(8)
Net income (loss) attributable to Huazhu Group Limited		(465)	(73)	(2,192)	1,769
Income tax expense (benefit)		12	2	(215)	640
Interest expense		405	64	533	315
Depreciation and amortization		1,503	$ 236	1,362	¥ 991
EBITDA		1,366		(631)
Legacy Huazhu [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenues		11,247		8,664
Operating costs and expenses		10,549		8,978
Other operating income, net		193		214
Interest income		88		118
Interest expense		291		427
Other income (expense), net		139		(92)
Unrealized loss from fair value changes of equity securities		(96)		(266)
Foreign exchange gain (loss)		(294)		176
Income (loss) before income taxes		437		(591)
Income tax expense (benefit)		249		151
Loss from equity method investments		(50)		(117)
Net loss attributable to noncontrolling interest		(15)		(12)
Net income (loss) attributable to Huazhu Group Limited		153		(847)
Income tax expense (benefit)		249		151
Interest expense		291		427
Depreciation and amortization		1,222		1,123
EBITDA		1,827		736
Legacy DH [member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenues		1,538		1,532
Operating costs and expenses		3,058		2,947
Goodwill impairment loss	¥ 437			437
Other operating income, net		793		266
Interest income		1		1
Interest expense		114		106
Other income (expense), net		18		3
Unrealized loss from fair value changes of equity securities				1
Foreign exchange gain (loss)		(23)		(1)
Income (loss) before income taxes		(845)		(1,688)
Income tax expense (benefit)		(237)		(366)
Loss from equity method investments		(10)		(23)
Net income (loss) attributable to Huazhu Group Limited		(618)		(1,345)
Income tax expense (benefit)		(237)		(366)
Interest expense		114		106
Depreciation and amortization		281		239
EBITDA		¥ (461)		¥ (1,367)